Exhibit 1

grant thornton llp 4695 MacArthur Court, Suite 1600 Newport Beach, CA 92660 D +1 949 553 1600 F +1 949 553 0168	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of LaSalle Mortgage Estate Capital V, INC., LMREC 2024-CRE5, LLC and Wells Fargo Securities, LLC:

We have performed the procedures enumerated below, on certain information with respect to attributes of LaSalle Mortgage Real Estate Capital V, INC.’s (the “Company”) mortgage loans and certain related mortgaged properties as of April 1, 2024 (the “Subject Matter”) related to LMREC 2024-CRE5, LLC’s (the “Issuer”) issuance of certain classes of Notes (the “Securitization Transaction”). The Company’s management is responsible for the Data Files (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer and Wells Fargo Securities, LLC (“Wells” and together with the Company and the Issuer, the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed on the pool of mortgage loans and mortgage properties and our findings are as follows.

For the purposes of our procedures, we were instructed by the Company that:

i.    For the purpose of comparing each of the Mortgage Loan characteristics and Selected Property characteristics, as shown in the Data Files, differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were deemed to be in agreement;

ii.   For the purpose of comparing the Mortgage Loan characteristics expressed as dollar values, differences of less than or equal to $1.00 (numbers) as applicable, were deemed to be in agreement.

iii.   Unless noted separately herein, for characteristics that do not have a definition in any applicable Source Document, the value of the field should be “N/A”, “N” or “0.00” as applicable.

GT.COM	Grant Thornton LLP is a U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•     the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•     the phrase “recomputed” means, if applicable, we recomputed the number through mathematical calculation using the applicable information in the Data Files as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•     the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include, but are not limited to, Loan Agreements, Promissory Notes, Deeds of Trust, Funding Statements, Appraisal Reports, Rent Rolls, Supplemental Investment Memorandums, Realera Operating Statements, Amortization Tables, SOFR Rate screen shot, Monthly Escrow Report and Escrow Balances Reports (collectively the “Escrow Reports”).

Due diligence agreed-upon procedures

On April 24, 2024, and with updates through June 9, 2024, the Company provided us with computer readable data files (the “Data Files”) containing the pool of mortgage loans (the “Mortgage Loans”) and related mortgaged properties (the “Mortgaged Properties”) included in the Securitization Transaction. We were instructed to perform recomputations and comparisons as detailed in Exhibit 1 below.

Exhibit 1

	Characteristic	Source Document	Procedure
1	Collateral Interest Number	Data Files	Informational Purposes Only
2	Collateral Interest Type	Loan Agreement	Compared and Agreed
3	Collateral Interest Status	Deed of Trust	Compared and Agreed
4	Collateral Interest / Property Flag	Loan Agreement	Compared and Agreed
5	# of Properties	Appraisal	Compared and Agreed
6	Collateral Interest/Mortgaged Property Name	Appraisal Report	Compared and Agreed
7	Cross Collateralized and Cross Defaulted Loan Flag	Appraisal Report	Compared and Agreed
8	Property Address	Appraisal Report	Compared and Agreed
9	City	Appraisal Report	Compared and Agreed
10	State	Appraisal Report	Compared and Agreed
11	Zip Code	Appraisal Report	Compared and Agreed

	Characteristic	Source Document	Procedure
12	County	Appraisal Report	Compared and Agreed
13	Year Built	Appraisal Report	Compared and Agreed
14	Year Renovated	Appraisal Report	Compared and Agreed
15	Property Type	Appraisal Report	Compared and Agreed
16	Specific Property Type	Appraisal Report	Compared and Agreed
17	Number of Units	Appraisal Report	Compared and Agreed
18	Unit of Measure	Appraisal Report	Compared and Agreed
19	Occupancy (%)	Rent Roll, Investment Memorandum, Appraisal	Compared and Agreed
20	Occupancy Date	Rent Roll, Investment Memorandum, Appraisal	Compared and Agreed
21	Ownership Interest	Rent Roll, Investment Memorandum, Appraisal	Compared and Agreed
22	Loan Purpose	Investment Memorandum	Compared and Agreed
23	Note Date	Loan Agreement	Compared and Agreed
24	First Payment Date	Loan Agreement	Compared and Agreed
25	Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note	Compared and Agreed
26	Mortgage Loan Commitment Original Balance / Unit ($)	Appraisal Report, Loan Agreement	Recomputed and Agreed
27	Mortgage Loan Initial Funded Amount ($)	Loan Agreement	Compared and Agreed
28	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement	Recomputed and Agreed
29	Mortgage Loan Cut-off Date Balance ($)	Escrow Report	Compared and Agreed
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Appraisal Report, Loan Agreement	Recomputed and Agreed
31	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Escrow Report	Compared and Agreed
32	Future Funding Advance Conditions	Loan Agreement	Compared and Agreed
33	Mortgage Loan Balloon Balance ($)	Loan Agreement	Compared and Agreed
34	Mortgage Loan Balloon Balance / Unit ($)	Appraisal Report, Loan Agreement	Recomputed and Agreed

	Characteristic	Source Document	Procedure
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	Loan Agreement, Escrow Report	Recomputed and Agreed
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
38	Collateral Interest Cut-off Date Balance ($)	Escrow Reports	Compared and Agreed
39	Aggregate Collateral Interest Cut-off Date Balance %	Appraisal Reports, Escrow Report	Recomputed and Agreed
40	Collateral Interest Balloon Balance ($)	Loan Agreement	Compared and Agreed
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Escrow Reports	Recomputed and Agreed
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
45	Pari Passu Funded Amount	Loan Agreement	Compared and Agreed
46	Pari Passu Balance in Other Securitization	Loan Agreement	Compared and Agreed
47	Rate Type	Loan Agreement	Compared and Agreed
48	Index	Loan Agreement	Compared and Agreed
49	Index Rate Assumption	SOFR Rate screen shot	Compared and Agreed
50	Mortgage Loan Margin	Loan Agreement	Compared and Agreed
51	Mortgage Loan Cut-off Date Interest Rate	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
52	Mortgage Loan Margin Change (Y/N)	Loan Agreement	Compared and Agreed
53	Mortgage Loan Margin Change Description	Loan Agreement	Compared and Agreed
54	Mortgage Loan Rate Cap	Loan Agreement	Recomputed and Agreed

	Characteristic	Source Document	Procedure
55	Mortgage Loan Rate Floor	Loan Agreement	Recomputed and Agreed
56	Mortgage Loan Index Floor	Loan Agreement	Compared and Agreed
57	Mortgage Loan Index Cap	Index Cap Confirmation	Compared and Agreed
58	Mortgage Loan Index Cap Termination Date	Index Cap Confirmation	Compared and Agreed
59	Mortgage Loan Index Cap Provider	Index Cap Confirmation	Compared and Agreed
60	Collateral Interest Margin	Loan Agreement	Compared and Agreed
61	Collateral Interest Cut-off Date Interest Rate	Loan Agreement, SOFR Rate screen shot	Recomputed and Agreed
62	Junior Participation Cut-off Date Balance	Loan Agreement	Compared and Agreed
63	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Loan Agreement	Compared and Agreed
64	Junior Participation Balloon Payment ($)	Loan Agreement	Compared and Agreed
65	Junior Participation Cut-off Date Margin	Loan Agreement	Compared and Agreed
66	Junior Participation Cut-off Date Interest Rate	Loan Agreement	Compared and Agreed
67	Amortization Type During Initial Term	Loan Agreement	Compared and Agreed
68	Initial IO Period	Loan Agreement	Recomputed and Agreed
69	Initial IO Period (Remaining)	Loan Agreement	Recomputed and Agreed
70	Original Loan Term (Initial)	Loan Agreement	Recomputed and Agreed
71	Original Loan Term (Remaining)	Loan Agreement	Recomputed and Agreed
72	ARD Loan (Y/N)	Loan Agreement	Compared and Agreed
73	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	Compared and Agreed
74	Seasoning (months)	Loan Agreement	Recomputed and Agreed
75	Extension Options (Y/N)	Loan Agreement	Compared and Agreed
76	Extension Options Description	Loan Agreement	Compared and Agreed

	Characteristic	Source Document	Procedure
77	Amortization Type During Extensions	Loan Agreement	Compared and Agreed
78	First Extension Period (months)	Loan Agreement	Compared and Agreed
79	First Extension Fee	Loan Agreement	Compared and Agreed
80	First Extension Period Requirements	Loan Agreement	Compared and Agreed
81	First Extension Floor	Loan Agreement	Compared and Agreed
82	First Extension Cap	Loan Agreement	Compared and Agreed
83	Second Extension Period (months)	Loan Agreement	Compared and Agreed
84	Second Extension Fee	Loan Agreement	Compared and Agreed
85	Second Extension Period Requirements	Loan Agreement	Compared and Agreed
86	Second Extension Floor	Loan Agreement, Promissory Note	Compared and Agreed
87	Second Extension Cap	Loan Agreement, Promissory Note	Compared and Agreed
88	Third Extension Period (months)	Loan Agreement	Compared and Agreed
89	Third Extension Fee	Loan Agreement	Compared and Agreed
90	Third Extension Period Requirements	Loan Agreement	Compared and Agreed
91	Third Extension Floor	Loan Agreement	Compared and Agreed
92	Third Extension Cap	Loan Agreement	Compared and Agreed
93	Fully Extended Loan Term (Initial)	Loan Agreement	Recomputed and Agreed
94	Fully Extended Loan Term (Remaining)	Loan Agreement	Compared and Agreed
95	Fully Extended Maturity Date	Loan Agreement, Promissory Note	Compared and Agreed
96	Third Most Recent As Of Period	Realera Operating Statement	Compared and Agreed
97	Third Most Recent Revenues	Realera Operating Statement	Compared and Agreed
98	Third Most Recent Expenses	Realera Operating Statement	Compared and Agreed
99	Third Most Recent NOI	Realera Operating Statement	Compared and Agreed
100	Third Most Recent NCF	Realera Operating Statement	Compared and Agreed
101	Second Most Recent As Of Period	Realera Operating Statement	Compared and Agreed
102	Second Most Recent Revenues	Realera Operating Statement	Compared and Agreed
103	Second Most Recent Expenses	Realera Operating Statement	Compared and Agreed

	Characteristic	Source Document	Procedure
104	Second Most Recent NOI	Realera Operating Statement	Compared and Agreed
105	Second Most Recent NCF	Realera Operating Statement	Compared and Agreed
106	Most Recent As Of Period	Supplemental Investment Memorandum	Compared and Agreed
107	Most Recent Revenues	Supplemental Investment Memorandum	Compared and Agreed
108	Most Recent Expenses	Supplemental Investment Memorandum	Compared and Agreed
109	Most Recent NOI	Supplemental Investment Memorandum	Compared and Agreed
110	Most Recent NCF	Supplemental Investment Memorandum	Compared and Agreed
111	Mortgage Loan Most Recent NOI DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
112	Mortgage Loan Most Recent NCF DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
113	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
114	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
115	Collateral Interest Most Recent NOI DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
116	Collateral Interest Most Recent NCF DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
117	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
118	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
119	Underwritten Occupancy (%)	Supplemental Investment Memorandum	Compared and Agreed
120	Underwritten Revenues ($)	Supplemental Investment Memorandum	Compared and Agreed
121	Underwritten Expenses ($)	Supplemental Investment Memorandum	Compared and Agreed

	Characteristic	Source Document	Procedure
122	Underwritten NOI ($)	Supplemental Investment Memorandum	Compared and Agreed
123	Underwritten Reserves ($)	Supplemental Investment Memorandum	Compared and Agreed
124	Underwritten NCF ($)	Supplemental Investment Memorandum	Compared and Agreed
125	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
126	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
127	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
128	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
129	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
130	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
131	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
132	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
133	Underwritten Stabilized Occupancy (%)	Supplemental Investment Memorandum	Compared and Agreed
134	Underwritten Stabilized Revenues ($)	Supplemental Investment Memorandum	Compared and Agreed
135	Underwritten Stabilized Expenses ($)	Supplemental Investment Memorandum	Compared and Agreed
136	Underwritten Stabilized NOI ($)	Supplemental Investment Memorandum	Compared and Agreed
137	Underwritten Stabilized Reserves ($)	Supplemental Investment Memorandum	Compared and Agreed

	Characteristic	Source Document	Procedure
138	Underwritten Stabilized NCF ($)	Supplemental Investment Memorandum	Compared and Agreed
139	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
140	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
141	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
142	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
143	Collateral Interest Underwritten Stabilized NOI DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
144	Collateral Interest Underwritten Stabilized NCF DSCR	Supplemental Investment Memorandum	Recomputed and Agreed
145	Collateral Interest Underwritten Stabilized NOI Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
146	Collateral Interest Underwritten Stabilized NCF Debt Yield	Supplemental Investment Memorandum	Recomputed and Agreed
147	Appraisal Stabilized Occupancy (%)	Appraisal	Compared and Agreed
148	Appraisal Stabilized Revenues ($)	Appraisal	Compared and Agreed
149	Appraisal Stabilized Expenses ($)	Appraisal	Compared and Agreed
150	Appraisal Stabilized NOI ($)	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
151	Appraisal Stabilized Reserves ($)	Supplemental Investment Memorandum	Compared and Agreed
152	Appraisal Stabilized NCF ($)	Appraisal	Compared and Agreed
153	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
154	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed

	Characteristic	Source Document	Procedure
155	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
156	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
157	Collateral Interest Appraisal Stabilized NOI DSCR	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
158	Collateral Interest Appraisal Stabilized NCF DSCR	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
159	Collateral Interest Appraisal Stabilized NOI Debt Yield	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
160	Collateral Interest Appraisal Stabilized NCF Debt Yield	Supplemental Investment Memorandum & Appraisal	Recomputed and Agreed
161	Recourse	Guaranty, Loan Agreement	Compared and Agreed
162	Recourse Provisions	Guaranty, Loan Agreement	Compared and Agreed
163	Recourse Carveout Guarantor	Guaranty	Compared and Agreed
164	Sponsor	Supplemental Investment Memorandum & Appraisal	Compared and Agreed
165	Affiliated Sponsor (Y/N)	Guaranty, Loan Agreement	Compared and Agreed
166	Tenants-in-common (Y/N)	Loan Agreement, Promissory Note	Compared and Agreed
167	Ground Lease (Y/N)	Loan Agreement	Compared and Agreed
168	Annual Ground Lease Payment ($)	Loan Agreement	Compared and Agreed
169	Ground Lease Initial Expiration Date	Loan Agreement	Compared and Agreed
170	Ground Lease Extension (Y/N)	Loan Agreement	Compared and Agreed
171	# of Ground Lease Extension Options	Loan Agreement	Compared and Agreed
172	Ground Lease Expiration Date with Extensions	Loan Agreement	Compared and Agreed
173	Engineering Report Date	Property Condition Report (PCR)	Compared and Agreed

	Characteristic	Source Document	Procedure
174	Environmental Report Date (Phase I)	Property Condition Report (PCR)	Compared and Agreed
175	Environmental Report Date (Phase II)	Property Condition Report (PCR)	Compared and Agreed
176	Environmental Insurance (Y/N)	Property Condition Report (PCR)	Compared and Agreed
177	Seismic Report Date	Seismic Report	Compared and Agreed
178	Seismic PML %	Seismic Report	Compared and Agreed
179	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report	Compared and Agreed
180	Lockbox Type	loan agreement & Supplemental Investment Memorandum	Compared and Agreed
181	Cash Management Type	loan agreement & Supplemental Investment Memorandum	Compared and Agreed
182	Cash Management Trigger Event	loan agreement & Supplemental Investment Memorandum	Compared and Agreed
183	Tax Escrow (Upfront) ($)	Funding statement	Compared and Agreed
184	Tax Escrow (Cut-off Date) ($)	Escrow reports	Compared and Agreed
185	Tax Escrow (Monthly)($)	Escrow reports	Compared and Agreed
186	Springing Tax Escrow Description	Loan Agreement	Compared and Agreed
187	Insurance Escrow (Upfront) ($)	Funding statement	Compared and Agreed
188	Insurance Escrow (Cut-off Date) ($)	Escrow reports	Compared and Agreed
189	Insurance Escrow (Monthly)($)	Escrow reports	Compared and Agreed
190	Springing Insurance Escrow Description	Loan Agreement	Compared and Agreed
191	Replacement Reserve (Upfront)($)	Funding statement	Compared and Agreed
192	Replacement Reserve (Cut-off Date)($)	Escrow reports	Compared and Agreed
193	Replacement Reserve (Monthly)($)	loan agreement	Compared and Agreed
194	Replacement Reserve Cap($)	Loan agreement	Compared and Agreed
195	Springing Replacement Reserve Description	Loan agreement	Compared and Agreed

	Characteristic	Source Document	Procedure
196	TI/LC Reserve (Upfront) ($)	Funding statement	Compared and Agreed
197	TI/LC Reserve (Cut-off Date) ($)	Escrow reports	Compared and Agreed
198	TI/LC Reserve (Monthly)($)	Escrow reports	Compared and Agreed
199	TI/LC Reserve Cap($)	Loan Agreement	Compared and Agreed
200	Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement	Compared and Agreed
201	Environmental Reserve (Upfront) ($)	Funding statement	Compared and Agreed
202	Environmental Reserve (Cut-off Date) ($)	Escrow reports	Compared and Agreed
203	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Funding statement	Compared and Agreed
204	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Escrow reports	Compared and Agreed
205	Debt Service Reserve (Upfront) ($)	Funding statement	Compared and Agreed
206	Debt Service Reserve (Cut-off Date) ($)	Escrow reports	Compared and Agreed
207	Debt Service Reserve (Monthly)($)	Loan Agreement	Compared and Agreed
208	Debt Service Reserve Cap($)	Loan Agreement	Compared and Agreed
209	Springing Debt Service Reserve Description	Loan Agreement	Compared and Agreed
210	Other Reserves (Upfront)($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
211	Other Reserves (Cut-Off Date)($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
212	Other Reserves (Monthly)($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
213	Other Reserves Cap ($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
214	Other Reserves Description	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
215	Other Reserves 2 (Upfront)($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed

	Characteristic	Source Document	Procedure
216	Other Reserves 2 (Cut-Off Date)($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
217	Other Reserves 2 (Monthly)($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
218	Other Reserves 2 Cap ($)	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
219	Other Reserves 2 Description	Funding statement, Escrow Reports, Loan Agreement	Compared and Agreed
220	Subordinate Debt (Y/N)	Loan Agreement	Compared and Agreed
221	Subordinate Debt Type	Loan Agreement	Compared and Agreed
222	Subordinate Debt Margin	Loan Agreement	Compared and Agreed
223	Subordinate Debt Interest Rate	Loan Agreement	Compared and Agreed
224	Subordinate Debt Cut-off Date Balance ($)	Mezzanine Loan Agreement, Loan Agreement, Promissory Note	Compared and Agreed
225	Total Debt Cut-off Date Balance ($)	Loan Agreement, Promissory Note	Recomputed and Agreed
226	Total Debt Cut-off Date As-Is LTV	Loan Agreement, Appraisal	Recomputed and Agreed
227	Total Debt Cut-off Date UW NCF DSCR	Loan Agreement, Appraisal, Investment Memorandum	Recomputed and Agreed
228	Total Debt Cut-off Date UW NOI DY	Loan Agreement, Appraisal, Investment Memorandum	Recomputed and Agreed
229	Future Debt Permitted (Y/N)	Loan Agreement	Compared and Agreed
230	Permitted Future Debt Type	Loan Agreement	Compared and Agreed
231	Grace Period Default (Days)	Loan Agreement	Compared and Agreed
232	Grace Period Late (Days)	Loan Agreement	Compared and Agreed
233	Initial Prepayment Provision	Loan Agreement, Promissory Note	Compared and Agreed
234	Remaining Call Protection (Cut-off Date)	Loan Agreement, Promissory Note	Compared and Agreed
235	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note	Compared and Agreed
236	Appraisal Firm	Appraisal Report	Compared and Agreed
237	As-Is Appraisal Valuation Date	Appraisal Report	Compared and Agreed
238	As-Is Appraised Value ($)	Appraisal Report	Compared and Agreed

	Characteristic	Source Document	Procedure
239	Stabilized Appraised Value ($)	Appraisal Report	Compared and Agreed
240	Appraisal Anticipated Stabilization Date	Appraisal Report	Compared and Agreed
241	Mortgage Loan Cut-off Date As-Is LTV Ratio	Escrow Report, Appraisal Report	Recomputed and Agreed
242	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Loan Agreement, Appraisal Report	Recomputed and Agreed
243	Collateral Interest Cut-off Date As-Is LTV Ratio	Escrow Report, Appraisal Report	Recomputed and Agreed
244	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Escrow Report, Appraisal Report	Recomputed and Agreed
245	Interest Accrual Basis	Loan Agreement	Compared and Agreed
246	Lookback Period	Loan Agreement	Compared and Agreed
247	Single-Tenant (Y/N)	Realera Rent Roll	Compared and Agreed
248	Property Manager	Supplemental Investment Memorandum	Compared and Agreed
249	Largest Tenant Name	Realera Rent Roll	Compared and Agreed
250	Largest Tenant Square Feet	Realera Rent Roll	Compared and Agreed
251	Largest Tenant Square Feet %	Realera Rent Roll	Recomputed and Agreed
252	Largest Tenant Expiration Date	Realera Rent Roll	Compared and Agreed
253	2nd Largest Tenant Name	Realera Rent Roll	Compared and Agreed
254	2nd Largest Tenant Square Feet	Realera Rent Roll	Compared and Agreed
255	2nd Largest Tenant Square Feet %	Realera Rent Roll	Recomputed and Agreed
256	2nd Largest Tenant Expiration Date	Realera Rent Roll	Compared and Agreed
257	3rd Largest Tenant Name	Realera Rent Roll	Compared and Agreed
258	3rd Largest Tenant Square Feet	Realera Rent Roll	Compared and Agreed
259	3rd Largest Tenant Square Feet %	Realera Rent Roll	Recomputed and Agreed
260	3rd Largest Tenant Expiration Date	Realera Rent Roll	Compared and Agreed
261	4th Largest Tenant Name	Realera Rent Roll	Compared and Agreed
262	4th Largest Tenant Square Feet	Realera Rent Roll	Compared and Agreed

	Characteristic	Source Document	Procedure
263	4th Largest Tenant Square Feet %	Realera Rent Roll	Recomputed and Agreed
264	4th Largest Tenant Expiration Date	Realera Rent Roll	Compared and Agreed
265	5th Largest Tenant Name	Realera Rent Roll	Compared and Agreed
266	5th Largest Tenant Square Feet	Realera Rent Roll	Compared and Agreed
267	5th Largest Tenant Square Feet %	Realera Rent Roll	Recomputed and Agreed
268	5th Largest Tenant Expiration Date	Realera Rent Roll	Compared and Agreed
269	Rounding Factor	Loan Agreement	Compared and Agreed
270	Time of Rounding (Before Spread, After Spread)	Loan Agreement	Compared and Agreed
271	Rounding Direction	Loan Agreement	Compared and Agreed
272	Amortization Style	Amortization Schedule	Compared and Agreed
273	Amortization Rate	Amortization Schedule	Compared and Agreed
274	Amortization Rate Basis	Amortization Schedule	Compared and Agreed
275	First Extension Fee %	Loan Agreement	Recomputed and Agreed
276	Second Extension Fee %	Loan Agreement	Recomputed and Agreed
277	Third Extension Fee %	Loan Agreement	Recomputed and Agreed
278	Fourth Extension Fee %	Loan Agreement	Recomputed and Agreed
279	Fully Extended IO Period (Initial)	Loan Agreement	Recomputed and Agreed
280	Fully Extended IO Period (Remaining)	Loan Agreement	Recomputed and Agreed
281	First Am Date	Loan Agreement	Compared and Agreed
282	Original Fully Extended IO Period	Loan Agreement	Recomputed and Agreed
283	Am due during initial period	Loan Agreement	Recomputed and Agreed
284	YM Accrues through and including	Loan Agreement	Compared and Agreed
285	Next Open Payment Date	Loan Agreement	Recomputed and Agreed
286	Original YM Months	Loan Agreement	Recomputed and Agreed
287	Original Open Months	Loan Agreement	Recomputed and Agreed
288	Rem YM Months	Loan Agreement	Recomputed and Agreed

	Characteristic	Source Document	Procedure
289	Rem Open Months	Loan Agreement	Recomputed and Agreed

We noted no discrepancies between the Data Files and the Source Documents.

For characteristic 2 “Collateral Interest Type”, we were instructed by the Company that if the Loan Agreement definition of Security Type references “First Mortgage”, the resulting value should be “Whole Loan”.

For characteristic 3 “Collateral Interest Status”, we were instructed by the Company that if the property’s address is on the Deed of Trust, the resulting value should be “Closing Date Collateral Interest”.

For characteristic 4 “Collateral Interest / Property Flag”, we were instructed by the Company that if the value in the Data Files for # of Properties is “1”, the resulting value should be “Collateral Interest”.

For characteristic 7 “Cross Collateralized and Cross Defaulted Loan Flag”, we were instructed by the Company that if the value in the Data Files for # of Properties is “1”, the resulting value should be “N/A”.

For characteristic 26 “Mortgage Loan Commitment Original Balance / Unit ($)”, we were instructed by the Company to divide the Mortgage Loan Commitment Original Balance ($) by the of Number of Units.

For characteristic 27 “Mortgage Loan Initial Unfunded Future Funding Amount ($)”, we were instructed by the Company to subtract the Unfunded Future Funding Amount from the Mortgage Loan Commitment Original Balance.

For characteristic 30 “Mortgage Loan Cut-off Date Balance / Unit ($)”, we were instructed by the Company to divide the Mortgage Loan Cut-off Date Balance ($) by the Number of Units.

For characteristic 34 “Mortgage Loan Balloon Balance / Unit ($)”, we were instructed by the Company to divide the Mortgage Loan Balloon Balance ($) by the Number of Units.

For characteristic 35 “Mortgage Loan Annual Debt Service Payment (IO) ($)”, we were instructed by the Company to multiply the Mortgage Loan Cut-Off Date Balance ($) by the Mortgage Loan Cut-off Date Interest Rate times 365/360.

For characteristic 36 “Mortgage Loan Annual Debt Service Payment (P&I) ($)”, we were instructed by the Company that if the loan is Interest Only to use the same value that was recomputed for the “Mortgage Loan Annual Debt Service Payment (IO) ($)”.

For characteristic 37 “Mortgage Loan Annual Debt Service Payment (Cap) ($)”, we were instructed by the Company to multiply the Mortgage Loan Cut-Off Date Balance ($) by the Mortgage Loan Rate Cap times 365/360.

For characteristic 39 “Aggregate Collateral Interest Cut-off Date Balance %”, we were instructed by the Company to divide the Collateral Interest Cut-Off Date Balance ($) by the aggregate Collateral Interest Cut-Off Date Balance ($) of all Collateral Interests.

For characteristic 41 “Collateral Interest Future Funding Participation Cut-Off Date Unfunded Balance ($)”, we were instructed by the Company to multiply the Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($) by the Collateral Interest Cut-Off Date Balance ($) divided by the Mortgage Loan Cut-Off Date Balance ($).

For characteristic 42 “Collateral Interest Annual Debt Service Payment (IO) ($)”, we were instructed by the Company to multiply the Mortgage Loan Annual Debt Service Payment (IO) ($) by the Collateral Interest Cut-Off Date Balance ($) divided by the Mortgage Loan Cut-Off Date Balance ($).

For characteristic 43 “Collateral Interest Annual Debt Service Payment (P&I) ($)”, we were instructed by the Company that if the loan is Interest Only to use the same value that was recomputed for the “Collateral Interest Annual Debt Service Payment (IO) ($)”.

For characteristic 44 “Collateral Interest Annual Debt Service Payment (Cap) ($)”, we were instructed by the Company to multiply the Mortgage Loan Annual Debt Service Payment (Cap) ($) by the Collateral Interest Cut-Off Date Balance ($) divided by the Mortgage Loan Cut-Off Date Balance ($).

For characteristic 51 “Mortgage Loan Cut-off Date Interest Rate”, we were instructed by the Company to take the lesser of:

(A)   the sum of:

a.   the higher of (1) the Mortgage Loan Index Floor and (2) the Index; and

b.   the Mortgage Loan Margin; and

(B)   the Mortgage Loan Rate Cap.

For characteristic 54 “Mortgage Loan Rate Cap”, we were instructed by the Company to sum the Mortgage Loan Margin and the Mortgage Loan Index Cap.

For characteristic 55 “Mortgage Loan Rate Floor”, we were instructed by the Company to sum the Mortgage Loan Margin and the Mortgage Loan Index Floor.

For characteristic 68 “Initial IO Period”, we were instructed by the Company to calculate the number of payments that only require payments of interest from the First Payment Date up to and including the Initial Maturity Date or Anticipated Repayment Date.

For characteristic 69 “Initial IO Period (Remaining)”, we were instructed by the Company to calculate the number of payments that only require payments of interest from the Cut-off Date up to and including the Initial Maturity Date or Anticipated Repayment Date.

For characteristic 70 “Original Loan Term (Initial)”, we were instructed by the Company to calculate the number of payments from the First Payment Date up to and including the Initial Maturity Date or Anticipated Repayment Date.

For characteristic 71 “Original Loan Term (Remaining)”, we were instructed by the Company to calculate the number of payments remaining from the Cut-off Date to the Initial Maturity Date or Anticipated Repayment Date.

For characteristic 74 “Seasoning (Months)”, we were instructed by the Company to calculate the number of months elapsed from the First Payment Date up to and including the Cut-off Date.

For characteristics 83–92 and 276-278 relating to “Second Extension” and “Third Extension”, we were instructed by the Company that if the Extension Option Description value from the Data File is “One, 1-Year Option” the resulting value should be “N/A”.

For characteristic 93 “Fully Extended Loan Term (Initial)”, we were instructed by the Company to sum the Original Loan Term (Initial) and the First Extension Period (months).

For characteristics 96-100 referencing “Third Most Recent”, we were instructed by the Company that if there are no Third Most Recent As Of Period sources available, the resulting value should be “N/A”.

For characteristic 111 “Mortgage Loan Most Recent NOI DSCR”, we were instructed by the Company to divide the Most Recent NOI by the Mortgage Loan Annual Debt Service Payment (IO) ($).

For characteristic 112 “Mortgage Loan Most Recent NCF DSCR”, we were instructed by the Company to divide the Most Recent NCF by the Mortgage Loan Annual Debt Service Payment (IO) ($).

For characteristic 113 “Cut-off Date Mortgage Loan Most Recent NOI Debt Yield”, we were instructed by the Company to divide the Most Recent NOI by the Mortgage Loan Cut-off Date Balance ($).

For characteristic 114 “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield”, we were instructed by the Company to divide the Most Recent NCF by the Mortgage Loan Cut-off Date Balance ($).

For characteristics 119-124 referencing the term “Underwritten”, we were instructed by the Company to reference the Year 1 column of Exhibit A in the respective Supplemental Investment Memorandum.

For characteristic 125 “Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR”, we were instructed by the Company to divide the Underwritten NOI ($) by the Mortgage Loan Annual Debt Service Payment (IO) ($). If the result (i) is less than 1.00x and (ii) the Debt Service Reserve (Upfront) ($) balance is greater than 0, the resulting value should be 1.00x.

For characteristic 126 “Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR”, we were instructed by the Company to divide the Underwritten NCF ($) by the Mortgage Loan Annual Debt Service Payment (IO) ($). If the result (i) is less than 1.00x and (ii) the Debt Service Reserve (Upfront) ($) balance is greater than 0, the resulting value should be 1.00x.

For characteristic 127 “Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield”, we were instructed by the Company to divide the Underwritten NOI ($) by the Mortgage Loan Cut-off Date Balance ($).

For characteristic 128 “Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield”, we were instructed by the Company to divide the Underwritten NCF ($) by the Mortgage Loan Cut-off Date Balance ($).

For characteristics 133-138 referencing the term “Underwritten Stabilized”, we were instructed by the Company to reference the Year 3 column of Exhibit A in the respective Supplemental Investment Memorandum.

For characteristic 136 “Underwritten Stabilized NOI ($)”, we were instructed by the Company to subtract the Underwritten Stabilized Expenses ($) from the Underwritten Stabilized Revenues ($).

For characteristic 139 “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR”, we were instructed by the Company to divide (x) the Underwritten Stabilized NOI ($) by (y) the result of the Mortgage Loan Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($) multiplied by the Mortgage Loan Annual Debt Service Payment (IO) ($). If the result (i) is less than 1.00x and (ii) the Debt Service Reserve (Upfront) ($) balance is greater than 0, the resulting value should be 1.00x.

For characteristic 140 “Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR”, we were instructed by the Company to divide (x) the Underwritten Stabilized NCF ($) by (y) the result of the Mortgage Loan Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($) multiplied by the Mortgage Loan Annual Debt Service Payment (IO) ($). If the result (i) is less than 1.00x and (ii) the Debt Service Reserve (Upfront) ($) balance is greater than 0, the resulting value should be 1.00x.

For characteristic 145 “Collateral Interest Underwritten Stabilized NOI Debt Yield”, we were instructed by the Company to divide the Underwritten Stabilized NOI ($) by the Collateral Interest Balloon Balance ($).

For characteristic 146 “Collateral Interest Underwritten Stabilized NCF Debt Yield”, we were instructed by the Company to divide the Underwritten Stabilized NCF ($) by the Collateral Interest Balloon Balance ($).

For characteristic 150 “Appraisal Stabilized NOI ($)”, we were instructed by the Company to subtract the Appraisal Stabilized Expenses ($) from the Appraisal Stabilized Revenues ($).

For characteristic 153 “Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR” and characteristic 157 “Collateral Interest Appraisal Stabilized NOI DSCR”, we were instructed by the Company to divide (x) the Appraisal Stabilized NOI ($) by (y) the result of the Mortgage Loan Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($) multiplied by the Mortgage Loan Annual Debt Service Payment (IO) ($).

For characteristic 154 “Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR” and characteristic 158 “Collateral Interest Appraisal Stabilized NCF DSCR”, we were instructed by the Company to divide (x) the Appraisal Stabilized NCF ($) by (y) the result of the Mortgage Loan Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($) multiplied by the Mortgage Loan Annual Debt Service Payment (IO) ($).

For characteristic 155 “Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield” and characteristic 159 “Collateral Interest Appraisal Stabilized NOI Debt Yield”, we were instructed by the Company to divide the Appraisal Stabilized NOI ($) by the Mortgage Loan Balloon Balance ($).

For characteristic 156 “Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield” and characteristic 160 “Collateral Interest Appraisal Stabilized NCF Debt Yield”, we were instructed by the Company to divide the Appraisal Stabilized NCF ($) by the Mortgage Loan Balloon Balance ($).

For characteristic 162 “Recourse Provisions”, we were instructed by the Company to compare Section 3.1 (c) of the respective Loan Agreement to the Definition of “Recourse Obligation” from the Offering Memorandum. If the Loan Agreement has all of the same requirements, the resulting value should be “standard recourse carveout”.

For Characteristics 210-214 referencing “Other Reserves”, we were instructed by the Company to review the Escrow Reports for Renovation Reserve balances.

For Characteristics 215-219 referencing “Other Reserves 2”, we were instructed by the Company to review the Escrow Reports for any reserve balance not already included in the Data Files. If no additional reserve balances are found the resulting values should be “N/A or 0.00”, as applicable.

For characteristic 225 “Total Debt Cut-off Date Balance ($)”, we were instructed by the Company to add the Mortgage Loan Cut-off Date Balance ($) and the Subordinated Debt Cut-off Date balance ($).

For characteristic 226 “Total Debt Cut-off Date As-Is LTV”, we were instructed by the Company to divide the Total Debt Cut-off Date Balance ($) by the As-is Appraised Value ($).

For characteristic 227 “Total Debt Cut-off UW NCF DSCR”, we were instructed by the Company to divide the (x) the Underwritten NCF ($) by the sum of (y) the product of the Mortgage Loan Commitment Original Balance ($) the Mortgage Loan Cut-off Date Interest Rate and 365/360 and (z) the product of the Subordinated Debt Cut-off Date Balance ($) and the Subordinated Debt Interest Rate and 365/360. If the result (i) is less than 1.00x and (ii) the Debt Service Reserve (Upfront) ($) balance is greater than 0, the resulting value should be 1.00x.

For characteristic 228 “Total Debt Cut-off Date UW NOI DY”, we were instructed by the Company to divide the Underwritten NOI ($) by the Total Debt Cut-off Date Balance ($).

For characteristic 233 “Initial Prepayment Provision”, we were instructed by the Company to format the resulting value as “YM (Original YM Month); O (Original Open Months)”

For characteristic 234 “Remaining Call Protection (Cut-off Date)”, we were instructed by the Company to format the resulting value as “YM (Original YM Month); O (Original Open Months)”

For characteristic 237 “As-Is Appraisal Valuation Date”, we were instructed by the Company that Dates within the same month are deemed to be in agreement.

For characteristic 241 “Mortgage Loan Cut-off Date As-Is LTV Ratio”, we were instructed by the Company to divide the Mortgage Loan Cut-off Date Balance by the As-Is Appraisal Value ($).

For characteristic 242 “Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio”, we were instructed by the Company to divide the Mortgage Loan Commitment Original Balance ($) by the Stabilized Appraised Value ($).

For characteristics 249 - 268 that reference “Tenant”, we were instructed by the Company that for any Property Type other than “Industrial” all values should be “N/A”.

For characteristic 275 “First Extension Fee %”, we were instructed by the Company to divide the First Extension Fee amount by the Collateral Interest Balloon Balance ($).

For characteristic 283 “AM due during initial period”, we were instructed by the Company that:

-     if the First AM Date is on or before the Initial Maturity Date, the value is equal to the number of payments from the First AM Date up to and including the Initial Maturity Date.

-     If the First AM Date is after the Initial Maturity Date, the value is 0.

For characteristic 285 “Next Open Payment Date”, we were instructed by the Company that the resulting value is the first day of the month following the YM Accrues Through and Including date.

For characteristic 286 “Original YM Months”, we were instructed by the Company to calculate the number of months from the First Payment Date up to and including the Next Open Payment Date.

For Characteristic 287 “Original Open Months”, we were instructed by the Company to subtract the number of Original YM months from the Original Loan term.

For Characteristic 288 “Rem YM Months”, we were instructed by the Company to calculate the number of months between the Cut-off Date and the YM Accrues through and including date.

For Characteristic 289 “Rem Open Months”, we were instructed by the Company to calculate the number of months from the Next Open Payment Date to and including the Initial Maturity Date.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•     Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;

•     Addressing the value of collateral securing any such assets being securitized;

•     Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;

•     Satisfying any criteria for due diligence published by a Nationally Recognized Statistical Rating Organization (NRSRO”);

•     Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions;

•     Forming any conclusions; and

•     Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Newport Beach, California
June 10, 2024